Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 26, 2015	Dec. 31, 2015	Mar. 17, 2015	Mar. 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance under the plan							2,000,000
Number of outstanding and exercisable options	2,800	2,800
Options exercise price	$ 120	$ 120
Weighted average remaining contractual life of the options	1 year 10 months 21 days
Unrecognized cost of unvested share-based compensation awards	$ 1,189,936
Remaining weighted average period of recognition for unrecognized cost of share-based compensation awards	1 year 3 months 26 days
Shares granted	252,000
Grant date fair value	$ 3.64
Share based compensation	$ 986,416	$ 805,469	$ 2,536,702
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				70,000
Grant date fair value				$ 1.865
Vesting period					2 years
Executive officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted						30,000
Grant date fair value						$ 1.310
Vesting period					2 years